The Value Line Tax Exempt Fund
The Value Line Tax Exempt Fund, Inc.
Investment objectives
The primary investment objective of The Value Line Tax Exempt Fund, Inc. (the "Fund") is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal.

Capital appreciation is a secondary objective.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Value Line Tax Exempt Fund The Value Line Tax Exempt Fund C000020641
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.26%
Expenses (as a percentage of Assets)		1.01%
Fee Waiver or Reimbursement	[1]	(0.25%)
Net Expenses (as a percentage of Assets)		0.76%
[1]	Effective July 1, 2011 through June 30, 2012, EULAV Securities LLC (the "Distributor") contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets. The waiver cannot be terminated before June 30, 2012 without the approval of the Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Value Line Tax Exempt Fund The Value Line Tax Exempt Fund C000020641	78	297	534	1,214

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategy of the Fund

To achieve the Fund's investment objectives, under normal conditions EULAV Asset Management (the "Adviser") invests at least 80% of the Fund's assets in securities the income of which is exempt from regular federal income taxation and will not subject non-corporate shareholders to the alternative minimum tax. The Fund invests primarily in investment grade municipal bonds and expects to maintain an average maturity of between 7 and 20 years.

The Fund buys and sells municipal bonds with a view towards seeking a high level of current income exempt from federal income taxes. In selecting municipal bonds for purchase, the Adviser considers the bond's credit quality and yield potential.

Principal risks of investing in the Fund
Investing in any mutual fund, including the Fund, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. When you invest in the Fund, you assume a number of risks. Among them is interest rate risk, the risk that as interest rates rise, the value of some fixed income securities such as municipal securities may decrease; market risk, the risk that securities in a certain market will decline in value because of factors such as economic conditions or government actions; credit risk, the risk that any of the holdings in the Fund will have its credit downgraded or will default; income risk, the risk that the Fund's income may decline because of falling interest rates and other market conditions; liquidity risk, the risk that at times it may be difficult to value a security or sell it at a fair price and risks associated with credit ratings.

New federal or state legislation may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of municipalities to repay these obligations. In addition, the Fund is subject to the risk that the issuer of a security held by the Fund may not be able to make timely payments due to a general economic downturn, specific conditions affecting the issuer or a particular industry or market sector, or as a result of increased governmental costs. Although distributions of interest income from tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state local taxes on your fund distributions.

The price of the Fund's shares will increase and decrease according to changes in the value of the Fund's investments. The market values of municipal securities will vary inversely in relation to their yields.

The Fund's annual portfolio turnover rate has exceeded 100% in four of the last five years. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent the Fund engages in short - term trading in attempting to achieve its investment objective, it will increase the Fund's portfolio turnover rate and the Fund will incur higher brokerage commissions and other expenses.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser will apply investment techniques in making decisions for the Fund, but there can be no guarantee that these will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. The Fund is not appropriate for Individual Retirement Accounts ("IRAs") or other tax-advantaged retirement plans.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year (%)

Best Quarter:	Q3 2009	+8.00%
Worst Quarter:	Q3 2008	–5.15%
The Fund's year-to-date return for the three months ended March 31, 2011, was 0.62%.
Average annual total returns for periods ended December 31, 2010

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Average Annual Total Returns The Value Line Tax Exempt Fund	Label	1 Year	5 Years	10 Years
The Value Line Tax Exempt Fund C000020641	Return before taxes	1.10%	1.80%	3.06%
The Value Line Tax Exempt Fund C000020641 After Taxes on Distributions	Return after taxes on distributions	1.10%	1.74%	2.98%
The Value Line Tax Exempt Fund C000020641 After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	1.97%	5.08%	3.15%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%